Note 9 - Long-term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
Borrower		December 31, 2022	December 31, 2023
Noumea Shipping Ltd. / Gregos Shipping Ltd.	(a)	7,875,000	-
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd.	(b)	6,650,000	-
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	(c)	31,100,000	38,750,000
Jonathan John Shipping Ltd. / Corfu Navigation Ltd.	(d)	7,500,000	5,500,000
Jonathan Shipowners Ltd.	(e)	10,600,000	6,200,000
Marcos Shipping Ltd.	(f)	26,000,000	18,000,000
Rena Shipping Ltd. / Emmanuel Shipping Ltd.	(g)	18,250,000	14,250,000
Gregos Shipping Ltd.	(h)	-	23,900,000
Terataki Shipping Ltd.	(i)	-	24,400,000
		107,975,000	131,000,000
Less: Current portion		(55,765,000)	(31,200,000)
Long-term portion		52,210,000	99,800,000
Deferred charges, current portion		345,185	360,459
Deferred charges, long-term portion		397,914	638,129
Long-term bank loans, current portion net of deferred charges		55,419,815	30,839,541
Long-term bank loans, long-term portion net of deferred charges		51,812,086	99,161,871

Schedule of Future Annual Loan Repayments [Table Text Block]
To December 31:
2024	31,200,000
2025	34,750,000
2026	9,050,000
2027	26,350,000
2028	2,600,000
Thereafter	27,050,000
Total	131,000,000